UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
Post-Effective Amendment No. 3                                                 X
and
THE INVESTMENT COMPANY ACT OF 1940                                             X
Amendment No. 3                                                                X


Bullfinch Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
2 Lantern Lane,  Honeoye Falls, NY  14472
(Address of Principal Executive Offices)

716-624-1758
(Registrant's Telephone Number)

Christopher Carosa  2 Lantern Lane  Honeoye Falls, NY 14472
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.


Registrant hereby elects to register pursuant to rule 24f-2 under the Investment Company Act of 1940 an indefinite number of shares.

-------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Unrestricted Series Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Management and Other      Investment Adviser
         Services
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Performance Data
Item 23. Financial Statements                 Financial Statements


Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Adviser
         Adviser
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                           BULLFINCH FUND, INC.
                  2 LANTERN LANE, HONOEYE FALLS,  NY 14472
               1-888-BULLFINCH (1-888-285-5346) 716-624-1758

PROSPECTUS                                                  XXXXXXXX  XX, 1997

The Bullfinch Family of Mutual Funds
The Bullfinch Fund, Inc. (the "Fund") is an open-end non-diversified manage-ment investment company that offers separate series - the Unrestricted Series and the Western New York Series - (individually and collectively known as the "Series"), each a separate investment portfolio having its own investment objective and policies. Carosa, Stanton & DePaolo Asset Management, LLC (the "Adviser"), serves the Bullfinch Fund as investment manager for each Series. This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 1997 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.


Unrestricted Series
The investment objective of the Unrestricted Series is to seek conservative long term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed and over-the-counter common stocks as well as U.S. government securities maturing within five years. Criteria used by the Adviser will be based on the Business Economics, Manage-ment Quality, Financial Condition and Stock Price of each business. The Adviser seeks to be conservative by investing in securities which it believes possess a lower potential for downside price volatility.

Western New York SeriesThe Western New York Series seeks capital appreciation through investment in the common stock of companies with an important presence in the Greater Western New York Region. The Adviser seeks to achieve this ob-jective by using an asset mix consisting primarily of exchange listed and over-the-counter common stocks as well as U.S. government securities maturing within five years. Criteria used by the Adviser will be based on the Business Econom-ics, Management Quality, Financial Condition and Stock Price of each business. The Adviser may also consider industry diversification, liquidity, and market capitalization.


Series Share Purchase
Capital shares of a Series may only be purchased directly from the Fund at net asset value of the Series as next determined after receipt of order. The Board of Directors has established $2,500 as the minimum initial purchase ($500 for IRAs) and $250 for subsequent purchases ($50 for IRAs).


             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE

BULLFINCH FUND SERIES' EXPENSES

The Bullfinch Fund is 100% no-load. You do not pay any sales charges when you invest in any Series within the Bullfinch Family of Funds.
The Bullfinch Family of Funds does not charge a fee for purchases, exchanges, or redemptions. All series are 100% no-load. The following illustrates all expenses and fees that a shareholder of any Series will incur. The expenses and fees set forth below are anticipated for the 1997 fiscal year.

Shareholder Transaction Expenses:  Unrestricted Series  Western New York Series
 Sales Load Imposed on Purchases             None            None
 Sales Load Imposed on Reinvested Dividends  None            None
 Redemption Fees                             None            None
 Exchange Fees                               None            None

Annual Unrestricted Series Operating Expenses (as a percentage of net assets):
                                   Unrestricted Series  Western New York Series
 Management Fees                           1.25%           1.25%
 12b-1 Fees                                None            None
 Other Expenses                            0.75%           0.75%
             Total Operating Expenses      2.00%           2.00%


You would pay the following expenses on a $1,000  investment assuming
a) 5% annual rate of return and b) redemption at the end of each time period.

Example:       Unrestricted Series          Western New York Series

Example         1 Year    3 Years            1 Year    3 Years
                  $21       $66                $21       $66


The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in any Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.


THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

THE FUND
The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on January 29, 1997. The Fund offers separate series of units of beneficial interest ("shares"). This Pros-pectus relates to the Unrestricted Series and the Western New York Series. The Fund's business office is in Honeoye Falls, NY: mail may be addressed to 2 Lantern Lane, Honeoye Falls, NY 14472.

OBJECTIVE, POLICES AND RISK FACTORS

UNRESTRICTED SERIES

Objective & Policies: The investment objective of the Unrestricted Series is to seek conservative long term growth in capital. The Unrestricted Series in-vests primarily in exchange listed and over-the-counter common stocks, and U.S. government obligations maturing within five years. As such, the Unrestricted Series has no current intention to invest in illiquid securities. To the extent feasible, the Adviser will endeavor to emphasize fundamental corporate con-siderations related to the prospects of the issuer and its industry. Depending on its view of their relative attractiveness in light of market and economic conditions, the Adviser will vary the proportions invested among common stocks (see Equity Selection Criteria below) and U.S. government securities maturing within five years. Assets in the Unrestricted Series may be invested in money market funds for temporary investment.

Risk Factors: Risks associated with the Unrestricted Series' performance will be those due to broad market declines and the decline in the price of partic-ular companies held in the Unrestricted Series' portfolio. Because the Unre-stricted Series' investments fluctuate in value, the Unrestricted Series' shares will fluctuate in value. The Adviser seeks to reduce the risk of nega-tive returns while seeking to obtain long term capital growth when it believes valuations and market conditions are favorable. It must be realized, as is true of almost all securities, there can be no assurance that the Unrestricted Series will attain its objective.

The Unrestricted Series' investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in the Unrestricted Series' objective.

Equity Selection Criteria: Criteria used by the Adviser to classify equities includes balance sheet and income statement data, historical pricing valuations and the stock's current dividend policy.

Portfolio Turnover Policy: The Unrestricted Series does not purchase securi-ties for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Unrestricted Series' total purchases or sales of securities within the period by the average monthly portfolio value of the Unrestricted Series' during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substant-ially exceed 50%; this would only result from special circumstances and not from the Unrestricted Series' normal operations.

Non-diversification Policy: The Unrestricted Series is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Unre-stricted Series, therefore, may be more susceptible than a diversified fund to any single economic, political, or regulatory occurrence. The policy of the Unrestricted Series, in the intention of achieving its objective as stated above, is, therefore, one of selective investments rather than diversification. The Unrestricted Series seeks only the required diversification necessary to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see the Tax Status Section of this prospectus).

WESTERN NEW YORK SERIES

Objective & Policies: The investment objective of the Western New York Series is to seek capital appreciation through investment in the common stock of companies with an important economic presence in the Greater Western New York Region of New York State. The Western New York Series invests primarily in exchange listed and over-the-counter common stocks, and U.S. government obligations maturing within five years. As such, the Western New York Series Series has no current intention to invest in illiquid securities. To the extent feasible, the Adviser will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry. Depending on its view of their relative attractiveness in light of market and economic conditions, the Adviser will vary the proportions invested among common stocks (see Equity Selection Criteria below) and U.S. government securities maturing within five years. Assets in the Western New York Series may be invested in money market funds for temporary investment.

Risk Factors: Risks associated with the Western New York Series' performance will be those due to broad market declines and the decline in the price of particular companies held in the Western New York Series' portfolio. Changes and developments in the economic environment of Western New York State may have a disproportionate effect on the Western New York Series' portfolio. Because the Western New York Series' investments fluctuate in value, the Western New York Series' shares will fluctuate in value. The Adviser seeks to reduce the risk of negative returns while seeking to obtain long term capital growth when it believes valuations and market conditions are favorable. It must be realized, as is true of almost all securities, there can be no assur-ance that the Western New York Series will attain its objective.

The Western New York Series' investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in the Western New York Series' objective.

Equity Selection Criteria: Criteria used by the Adviser to classify equities includes balance sheet and income statement data, historical pricing valuations and the stock's current dividend policy. The Adviser may also consider industry diversification, liquidity, and market capitalization. To be eligible for in-clusion in the Western New York Series' portfolio, a stock currently must meet the following criteria: the stock must be issued either by a company that em-ploys at least fifty persons in the Greater Western New York Region, or issued by a Company which has a significant capital investment in the Greater Western New York Region, or by a Company that maintains its corporate headquarters in the Greater Western New York Region. The Greater Western New York Region includes the following New York State Counties: Erie, Niagara, Chautauqua, Cattaraugus, Orleans, Genesee, Wyoming, Allegany, Monroe, Livingston, Steuben, Wayne, Ontario, Yates

Portfolio Turnover Policy: The Western New York Series does not purchase sec-urities for short term trading in the ordinary course of operations. Accord-ingly, it is expected that the annual turnover rate will not exceed 50%, where-in turnover is computed by dividing the lesser of the Western New York Series' total purchases or sales of securities within the period by the average monthly portfolio value of the Western New York Series' during such period. There may be times when management deems it advisable to substantially alter the compos-ition of the portfolio, in which event, the portfolio turnover rate might sub-stantially exceed 50%; this would only result from special circumstances and not from the Western New York Series' normal operations.

Non-diversification Policy: The Western New York Series is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Western New York Series, therefore, may be more susceptible than a diversified fund to any single economic, political, or regulatory occurrence. The policy of the Western New York Series, in the intention of achieving its objective as stated above, is, therefore, one of selective investments rather than diversification. The Western New York Series seeks only the required diversification necessary to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see the Tax Status Section of this prospectus).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, and by satisfying certain other requirements, will be relieved of federal income tax on the amounts distributed to shareholders.

Distribution of any net long term capital gains realized by the Series in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Series shares have been held by the investor. All income realized by the Series, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies (other than money market funds for temporary investment) except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest 25% or more of its assets at the time of purchase in any one indus-try (other than U.S. Government Securities).
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, (other than securities issued or guaranteed by the United States Govern-ment, its agencies or its instrumentalities) treating all preferred secur-ities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities

INVESTMENT ADVISER

Carosa, Stanton & DePaolo Asset Management, LLC is a New York Limited Liability Company that acts as an Investment Adviser to the Fund. Carosa, Stanton & DePaolo Asset Management, LLC, formerly known as Carosa & Stanton Asset Manage-ment, LLC, began accepting private portfolio management clients in February of 1997 and currently manages five portfolios and has nearly two million dollars under management as of October 1997. Christopher Carosa and Gordon R. Stanton established Carosa & Stanton Asset Management, LLC in late 1996 as the princi-pal members & officers and are, respectively, are the President and Vice-President of the Fund. Anthony R. DePaolo joined the firm in September 1997 as a principal member and officer and the name of the firm was formally changed at that time. Mr. DePaolo is a Vice-President of the Fund.

Mr. Carosa has direct responsibility for day to day management of the Series' portfolios. He has a B.S. (Intensive) in Physics and Astronomy from Yale Uni-versity and an MBA in Finance and Marketing from the University of Rochester's William E. Simon Graduate School of Business. He began his career in 1982 with Manning & Napier Advisors, Inc. When he left Manning & Napier in the summer of 1996 to begin writing finance books, he was a Managing Director and member of the Funds Group as well as Executive Vice President and Senior Trust Officer for Exeter Trust Company, an affiliate of Manning & Napier. At the time of his departure, Mr. Carosa was responsible for custody and trust operations for more than 700 accounts with assets approaching $1 billion and he was a member of the Trust and Investment Committee.

Mr. Stanton has a B.A. in Architecture from Yale University and an MBA in Finance, Economics and Management for the Stern School of Business. Mr. Stanton's most recent experience has been as owner of a company which produced laser light shows. He also has extensive experience working for non-profit organizations. Mr. Carosa & Mr. Stanton have been the members of the management committee of a private investment partnership formed in July of 1987. In order to permit other investors to participate in the investment objective of this partnership, in early 1997 the partners voted to convert that partnership into a public no-load mutual fund and formalize Mr. Carosa's and Mr. Stanton's duties by selecting their firm to be investment adviser.

Mr. DePaolo has a B.S. in Political Science from the State University of New York and a AAS in Sociology from Erie Community College. Mr. DePaolo's most recent experience has been as General Manager and Director of Client Services at Howe & Rusling, a registered investment adviser. Previously, Mr. DePaolo served as Director of Business Development at the Burke Group, a employee benefits/pension consultant and as Senior Vice President of IMPCO, a direct marketing firm.

The Board of Directors include former partners of the private investment part-nership. The Partnership and the Unrestricted Series have a substantially similar or the same investment objective. On September 24, 1997 the Board of Directors of Fund reviewed an Investment Management Agreement with Carosa, Stanton & DePaolo Asset Management, LLC, which was unanimously approved by the Board of Directors. This Agreement will continue on a year to year basis, as amended, provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Series, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Carosa, Stanton & DePaolo Asset Manage-ment, LLC will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Series on at least 60 days' written notice to Carosa, Stanton & DePaolo Asset Management, LLC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment objective and policies are made by the Fund's directors. For these services the Fund has agreed to pay to the Adviser a fee of 1.25% per year on the first million dollars of net assets of each Ser-ies and 1.0% per year on the remaining portion of net assets of each Series.
All fees are computed on the average daily closing net asset value of each Ser-ies and are payable monthly in arrears. The Adviser will forgo sufficient fees to hold the total expenses of each Series to less than 2.0% of the first $10 million in assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements. There is a risk factor associated with the Adviser's lack of experience in managing mutual funds.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make specif-ic recommendations based on each Series' investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. The Fund is responsible for the operat-ing expenses of each Series, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Adviser; (v) legal and audit ex-penses; (vi) fees and expenses of each Series' Custodian, and Accounting Servic-es Agent, if obtained for any Series from an entity other than the Adviser;
(vii) expenses incidental to the issuance of its shares, including iss-uance on the payment of, or reinvestment of, dividends and capital gain distrib-utions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund and each Series or its shares;(ix) expens-es of preparing, printing and mailing reports and notices and proxy material to shareholders of any Series; (x) all other expenses incidental to holding meet-ings of the shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring ex-penses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Offic-ers and Directors.

The Adviser may use its own resources to engage in activities that promote the sale of the Series, including payments to third-parties who provide share-holder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.
Voting Rights: Each holder of common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative.

PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund for any Series is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Series reserves the right at its sole dis-cretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Payment may be made by check or readily available funds. A purchase order will be effective as of the day the check is received by the Fund if the Fund receives the check before the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time. If payment is received by wire, the purchase order will be effective the day payment is received by the Series' custodian. The purchase price of shares of any Series is the net asset value determined on the day the purchase order is effective.

The shares of any Series may be purchased in exchange for securities to be included in that Series, subject to the Adviser's determination that these securities are acceptable. Securities accepted in an exchange will be valued using the same valuation method the Series uses to value portfolio securities. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the prop-erty of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer. Shares issued in exchanged for securities will be priced at the net asset value calculated on the day of exchange.

The Adviser will not accept securities in exchange for shares of the Series unless (1) such securities would normally qualify for purchase by the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and
(3) the Series is able to value the securities in a manner consistent with the valuation method the Series uses to value portfolio securities.

Initial Investments: Initial purchase of shares of the Series may be made on-ly by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,500 ($500 for IRAs). Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by check or readily available funds and may be made in writing (including an electronic trans-mission) or by telephone. Shareholders wishing to make subsequent purchases by telephone must first elect the privilege by writing to the Fund. The minimum subsequent purchase is $250 ($50 for IRAs), but less may be accepted under special circumstances.

Exchanges Between Series: To purchase shares by exchanging from another Series, please call the Bullfinch Fund shareholder services at 1-888-BULLFINCH (1-888-285-5346) for instructions. Your exchange will be based on the closing net asset value per share next determined after your purchase order is effective. There is no charge for exchanges between Series. Generally, an exchange between Series is a taxable event. State securities laws may restrict your ability to make exchanges. The Fund reserves the right to temporarily or permanently term-inate the exchange privilege for any shareholder who makes an excessive number of exchanges between Series. You will receive advance written notice that the Fund intends to limit your use of the exchange privilege. The Fund also re-serves the right to terminate or modify the exchange privilege or to refuse an exchange if the exchange would adversely affect any Series involved in the exchange.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in fractional shares and use same for the pur-chase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/ or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Fractional shares may be purchased. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA accounts. There is no charge to open and maintain a Bullfinch Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

PRICING OF SHARES
The net asset value of the Series' shares is determined as of the close of busi-ness of the New York Stock Exchange (the "Exchange") on each business day of which that Exchange is open. The Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Securities traded on national securities exchanges or the NASDAQ National Market System are valued at the closing prices of the securities on these exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices.


Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who sends a letter requesting redemption to the Fund at its address as it appears on this Prospectus (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required. The Fund will waive the sig-nature guarantee requirement should the shareholder personally deliver the letter requesting redemption to the Fund at its address as it appears on this Prospectus and provides two valid forms of identification including a valid driver's license or a major credit card. The redemption price is the net asset value per share next determined after the order is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender of a valid redemption request. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days if: The New York Stock Exchange is closed for other than customary weekend or holiday clos-ings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Investment Management Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Series by placing purchase and sale orders for the Series, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of the Series to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Series on a continuing basis. The Adviser is also authorized to consider whether a broker provides brokerage and/or research services to the Series and/or other accounts of the Adviser. Information or services may include economic studies, industry studies, stat-istical analyses, corporate reports, or other forms of assistance to the Series or its Adviser. No effort will be made to determine the value of these services or the amount they may reduce expenses of the Adviser or the Series. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of operation at least semiannually.


MANAGEMENT OF THE FUND

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The overall business and affairs of the Fund is managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Adviser and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Carosa, Stanton & DePaolo Asset Management, LLC (the "Adviser"), 2 Lantern Lane, Honeoye Falls, NY 14472. Christopher Carosa, President of the Fund and President of the Fund's Invest-ment Adviser, will be primarily responsible for the day-to-day management of the Series' portfolios.

The Board meets regularly four times a year to review Fund progress and status. The Board may convene a special meeting under certain circumstances. In addi-tion, the Board may ask a non-interested Director to perform an independent audit as requested by the Board.

CUSTODIAN & TRANSFER AGENT

The Fund acts as its own transfer agent. Pursuant to an agreements unanimously approved by the Board of Directors on February 1, 1997 and on September 24, 1997, the custodian for the Unrestricted Series and the Western New York Series is Charles Schwab & Co., Inc., The Schwab Building, 101 Montgomery Building, San Francisco, CA 94104. Charles Schwab & Co., Inc. may, at its own expense, employ a sub-custodian, provided that Charles Schwab & Co., Inc. shall remain liable for all its duties as custodian.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing audited financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Bonadio & Co., LLP, Certified Public Accountants, Rochester, NY have been selected as the independent auditor of the Series. Bonadio & Co., LLP has no direct or indirect financial interest in the Fund or the Adviser.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

SHARE PURCHASE APPLICATION

A) Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number

2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street __________________________________________________

             City__________________________  St____  Zip_______________________


Citizen of____________________  Home Phone_____________  Bus Phone_____________


Dividend Direction (check one): Reinvest all distributions____  Pay in Cash____


Signature of Owner, Trustee or Custodian:    __________________________________

Signature of Joint Owner (if joint account): __________________________________

     Please make check payable to:     BULLFINCH FUND, INC.
                                       2 Lantern Lane, Honeoye Falls, NY  14472
Amount of Investment Attached:
      Unrestricted Series $______________ (Minimum initial purchase $2,500) Western New York Series $______________ (Minimum initial purchase $2,500)
       All applications are accepted in New York and under New York laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.


Signature ___________________________________       Date _______________________

       INVESTMENT ADVISER                                PROSPECTUS
CAROSA, STANTON & DEPAOLO ASSET MANAGEMENT, LLC       BULLFINCH  FUND, INC.

8 East Street, Suite 200   4675 Schurr Road            2 Lantern Lane
Honeoye Falls, NY 14472    Clarence, NY  14031      Honeoye Falls, NY 14472

716-234-2080               716-759-7001                1-888-BULLFINCH
                                                      (1-888-285-5346)

                                                      XXXXX  XX, 1997
      TABLE OF CONTENTS

                                                   UNRESTRICTED SERIES
Bullfinch Fund Series' Expenses .. 2      The Series seeks conservative, long
Condensed Financial Information .. 2      term growth of capital. The Adviser
The Fund ......................... 3      seeks to achieve this objective by
Objective, Policies & Risk Factors        using an asset mix consisting primar-
  Objective and Policies ......... 3      ily of exchange listed and over-the-
  Risk Factors ................... 3      counter common stocks as well as U.S.
  Portfolio Turnover Policy ...... 3      Government securities maturing within
  Nondiversification Policy ...... 3      five years. The Adviser seeks to be
Tax Status ....................... 3      conservative by investing in securi-
Investment Restrictions .......... 4      ties which it believes possess a
Investment Adviser ............... 5      lower potential for downside price
Capitalization                            volatility.
  Description of Common Stock .... 6
  Voting Rights .................. 6
Purchase of Shares - Reinvestment. 6            WESTERN NEW YORK SERIES
  Initial Investments ............ 7      The Series seeks capital apprecia-
  Subsequent Purchases ........... 7      tion through investment in the
  Reinvestments .................. 7      common stock of companies with an
  Whole Shares ................... 7      important presence in the Greater
Retirement Plans                          Western New York Region. The Adviser
  IRA ............................ 7      seeks to achieve this objective by
Pricing of Shares ................ 8      using an asset mix consisting primar-
Redemption of Shares ............. 8      ily of exchange listed and over-the-
Brokerage ........................ 8      counter common stocks as well as U.S.
Management of the Fund ........... 9      Government securities maturing within
Custodian & Transfer Agent ....... 9      five years.
Reports to Shareholders .......... 9
Auditors ......................... 9
Additional Information ........... 9
Share Purchase Application ...... 10

                               BULLFINCH  FUND, INC.




                                 2 Lantern Lane
                            Honeoye Falls, NY   14472
                                  716-624-1758




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                XXXXX XX, 1997


This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated XXXXX XX, 1996. To obtain the Prospectus, please write the Fund or call the either of the telephone number that are shown above and on the prior page.


TABLE OF CONTENTS
Objective, Policies & Risk Factors
  Objective and Policies ..............3
Tax Status ............................2
Officers and Directors of the Fund ....4
Calculation of Performance Data .......5
Auditor's Report ......................5

Financial Reports .....................6

OBJECTIVE, POLICES AND RISK FACTORS
Objective & Policies: From time to time any Series may hold warrants, preferred stock or convertible debt it may have received as a result of a corporate action related to one of its then current holdings. Any Series has no intention of exceeding 5% in any of these types of securities.

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Series, by paying out substantially all of its investment income and realized capital gains, and by satisfying certain other requirements has been and intends to continue to be relieved of federal income tax on the amounts di-stributed to shareholders.

Distribution of any net long term capital gains realized by the Series in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Series shares have been held by the investor. All income realized by the Series, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS
      The following is only a summary of certain additional tax considerations generally affecting the Series and its shareholders that are not described in the Series' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here and in the Series' Prospectus is not intended as a substitute for careful tax planning.
       The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company
     As a regulated investment company ("RIC") under Subchapter M of the Code, the Series is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year will satisfy the Distribution Requirement.

       In addition to satisfaction of the Distribution Requirement each Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income") and derive less than 30% of its gross income from the sale or other disposition of stocks, securities and certain other investments held for less than three months including foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Series' principal business of investing in stock or securities or options and futures with respect to stocks or securities (the so-called "Short-Short Gain Rule"). Moreover, at the close of each quarter of its taxable year, at least 50% of the value of the Series' assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of other issuers (as to which the Series has not invested more than 5% of the value of its total assets in any one issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other RICs), or in two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test").

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address    Age Position         Principal Occupation Past Five Years
Christopher Carosa* 37  President,       President
2 Lantern Lane          Treasurer,       Carosa, Stanton & DePaolo
Honeoye Falls, NY       Chairman of the  Honeoye Falls, NY
                        the Board/
                        Director         Managing Director
                                         Manning & Napier Advisers, Inc.
                                         Executive VP & Senior Trust Officer
                                         Exeter Trust Company, Rochester NY

Gordon R. Stanton*  38  Vice-President,  Vice-President
230 E. 73rd St. #4C     Director         Carosa, Stanton & DePaolo
New York, NY                             Honeoye Falls, NY

                                         President, Laser Reflections, Inc.
                                         (Producer of Laser Light Shows)
                                         New York, NY

Anthony R. DePaolo  48  Vice-President   Vice-President and Managing Director
4675 Schurr Road                         Carosa, Stanton & DePaolo
Clarence, NY                             Honeoye Falls, NY

                                         General Manager, Howe & Rusling
                                         Rochester, NY

                                         Dir. of Bus. Development, Burke Group
                                         Honeoye Falls, NY

                                         Senior Vice President, IMCO
                                         Rochester, NY

William E.J. Martin 37  Director         Construction Project Manager/Estimator
4410 Woodlawn Ave N                      ECI General Contractors, Inc.
Seattle, WA                              Seattle, WA

Thomas Midney       37  Director         Director of Production Planning
13 Burr Road                             The Goss & DeLeeuw Machine Company
Bloomfield, CT                           Kensington, CT

Michael J. Morris   37  Director         Director of Pricing
334 Robbins Ave                          United HealthCare
Newington, CT                            Hartford, CT

Betsy K. Carosa     37  Secretary        Secretary
2 Lantern Lane          (Wife of the     Bullfinch Fund, Inc.
Honeoye Falls, NY        President)      Honeoye Falls, NY

COMPENSATION TABLE
                 Aggregate   Pension or   Estimated      Total
Name, Position   Compens     Retirement   Annual         Compensation
                 ation From  Benefits     Benefits Upon  From Registrant
                 Registrant  Accrued As   Retirement     And Fund Complex
                             Part of Fund                Paid to
                             Expenses                    Directors
Christopher        $   0       N/A           N/A         $   0
Carosa*, Director
Gordon R.          $   0       N/A           N/A         $   0
Stanton*, Director
William E.J.       $ 400       N/A           N/A         $ 400
Martin, Director
Thomas             $ 400       N/A           N/A         $ 400
Midney, Director
Michael J.         $ 400       N/A           N/A         $ 400
Morris, Director

* Director of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940.

A total of $0 has been paid in 1997 to officers and directors of the Fund to co-mpensate for travel expenses associated with their Fund duties. Beginning in its fiscal year 1998, the Fund will compensate non-interested directors at a rate of $100 per directors meeting attended. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee (see pg. 5 of the Prospectus).

CALCULATION OF PERFORMANCE DATA

YIELD AND TOTAL RETURN

         From time-to-time the Series may advertise its total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

The "30-day yield" of a Series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             1850 South Winton Road
                             Rochester, NY 14628
                                  716-244-2000
                                Fax 716-244-5611

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Bull-finch Fund, Inc., including the schedule of investments in securities, as of March 31, 1997 and its statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for the period from inception (February 1, 1997) to March 31, 1997.

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test bas-is, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion,

the financial statements, the financial highlights and related ratios/supple-mental data referred to above present fairly, in all material respects, the financial posit-ion of Bullfinch Fund, Inc. as of March 31, 1997 and the results of its operations, changes in its assets and the financial high-lights and related ratios/supplemental data for the period from inception (February 1, 1997) to March 31, 1997, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Rochester, New York
April 7, 1997

                             BULLFINCH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               MARCH 31, 1997



ASSETS
  Investments in securities, at value, identified cost $51,021   $       50,413
  Cash                                                                   56,345
  Receivable from initial sale of common stock                            5,150
  Other                                                                     492
  Organization expenses, net of accumulated amortization of $217          6,283
                                                                 --------------
  Total assets                                                          118,683
                                                                 --------------
LIABILITIES
  Accrued organization costs                                              6,500
                                                                 --------------

NET ASSETS
    Net assets (equivalent to $9.97 per share based on
      11,247.184 shares of common stock outstanding)             $      112,813
                                                                 ==============

COMPOSITION OF NET ASSETS
   Shares of common stock                                        $      112,471
   Accumulated net investment income                                        156
   Net unrealized depreciation on investments                              (444)
                                                                 --------------

Net assets at March 31, 1997                                     $      112,183
                                                                 ==============

	The accompanying notes are an integral part of these statements.

                                BULLFINCH FUND, INC.
                             INVESTMENTS IN SECURITIES
                                  MARCH 31, 1997



                                               Historical
Common Stocks - 100%                Shares           Cost          Value

   Computer software - 34.4%
      Oracle Corporation               450     $   17,494      $  17,353

   Retail - 19.1%
      Dollar General Corporation       156          3,875          4,875
      Toys R Us, Inc. Holding Company  100          2,500          2,800
      Pier One Imports, Inc.           110          2,035          1,939
                                                ---------       --------
                                                    8,410          9,614

   Beverage - 12.9%
      Pepsico Incorporated             200          6,975          6,475

   Utilities - 10.6%
      Texas Utilities Company          110          4,455          3,768
      Nevada Power Company             110          1,620          1,590
                                                ---------       --------
                                                    6,075          5,358

   Automotive Parts - 5.2%
      Standard Motor Products, Inc.    200          2,800          2,625

   Medical Supplies - 4.5%
      Vital Signs, Inc.                100          2,363          2,250

   Pre-Fab Housing - 4.3%
      Skyline Corporation              100          2,337          2,187

   Telecommunications - 4.2%
      Vertex Communications Corp.      100          2,125          2,125

   Hotel and Gaming - 2.5%
      Jackpot Enterprises, Inc.        126          1,276          1,260

   Entertainment - 2.3%
      Walt Disney Holding Co.           16          1,166          1,166
                                                ---------      ---------

TOTAL COMMON STOCK                              $  51,021      $  50,413
                                              =========     =========


	The accompanying notes are an integral part of these statements.

                              BULLFINCH FUND, INC.
                            STATEMENT OF OPERATIONS
              FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO
                                MARCH 31, 1997


INVESTMENT INCOME:
   Dividends                                                         $     529

EXPENSES:
   Amortization                                                           (217)
                                                                     ----------
Investment income - net                                                    312


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Realized loss from securities transaction                              (156)
   Unrealized depreciation during the period                              (444)
                                                                     ----------
Net loss on investments                                                   (600)
                                                                     ==========

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    (288)
                                                                     ==========

	The accompanying notes are an integral part of these statements.


                              BULLFINCH FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
             FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO
                                MARCH 31, 1997


DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income - net                                           $     312
   Net realized loss from securities transaction                          (156)
   Net change in unrealized depreciation of investments                   (444)
                                                                     ----------
Net decrease in net assets from operations                                (288)


CAPITAL SHARE TRANSACTIONS (11,247.184 shares)                         112,471
                                                                     ----------
Net increase in net assets                                             112,183


NET ASSETS:

   Beginning of period                                                       -
                                                                     ----------
   End of period (including undistributed
     investment income of $312)                                      $ 112,183
                                                                     ==========

	The accompanying notes are an integral part of these statements.

                              BULLFINCH FUND, INC.
                         NOTES TO FINANCIAL STATEMENT
                               MARCH 31, 1997


(1)   The Organization

      Bullfinch Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 and commenced operations on February 1, 1997.
      The Fund had no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end, non-diversified management investment company under the Investment Comp-any Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Fund sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      A majority of the Fund's owners are also the sole members of Carosa & Stanton Asset Management, LLC, (Carosa & Stanton) the Fund's investment advisor.

(2)   Significant Accounting Policies

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those est-imates.

      The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting princ-iples in the investment company industry:

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on these exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      The Fund expects to incur approximately $6,500 in organization costs. These costs are being amortized over a 60-month period beginning with the commencement of Fund operations.

	The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

      Other -

      The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(3)   Investments

      For the period ended March 31, 1997, there were no purchases of invest-ment securities and sales of common stocks other than short-term invest-ments totalled $256.

      At March 31, 1997, the gross unrealized appreciation for all securities totaled $1,300 and the gross unrealized depreciation for all securities totaled $1,908, or a net unrealized depreciation of $608. The aggregate cost of securities for federal income tax purposes at March 31, 1997 was $51,021.

      See Note 5 for additional information or unrealized appreciation.

(4)   Investment Advisory Agreement

      Carosa & Stanton serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa & Stanton is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement prov-ides that Carosa & Stanton, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day manage-ment of the Fund's portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa & Stanton have agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in av-erage assets and 1.5% of the next $20 million in average assets.


(5)   Capital Stock

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. At March 31, 1997, 11,274.184 shares of common stock were outstanding.




      At March 31, 1997, $5,150 was receivable from the initial sale of common stock. Subsequent to March 31, 1997, the Fund received equity securities in payment of this amount. These securities had appreciated $164 since the initial sale. This amount is reflected as unrealized appreciation in the statement of operations.






                               BULLFINCH FUND, INC.
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO
                                  MARCH 31, 1997


NET ASSET VALUE, beginning of period                            $      10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
	Net investment income                                              .02
	Net losses on securities both realized and unrealized             (.05)
                                                                -------------

NET ASSET VALUE, end of period                                  $       9.97
                                                                =============

NET ASSETS, end of period                                       $    112,183

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.2% *

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   1.6% *

PORTFOLIO TURNOVER RATE                                                1.4% *

*  Annualized


	The accompanying notes are an integral part of these statements.

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             1850 South Winton Road
                             Rochester, NY 14628
                                  716-244-2000
                                Fax 716-244-5611



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of September 30, 1997. This financial statement and schedule are the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement and schedule based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and schedule is free of mater-ial misstatement. An audit includes examining, on a test basis, evidence supp-orting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement and schedule referred to above pre-sents fairly, in all material respects, the financial position of the Western New York Series (a series within Bullfinch Fund, Inc.) as of September 30, 1997 in conformity with generally accepted accounting principles.



BONADIO & CO., LLP
Rochester, New York
October 17, 1997

                             WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997



ASSETS
  Investments in securities, at fair value,
    identified cost $98,879                                      $       98,800
  Cash                                                                    6,121
  Organization expenses                                                   3,000
                                                                 --------------
  Total assets                                                          107,921
                                                                 --------------
LIABILITIES
  Accrued organization costs                                              3,000
                                                                 --------------

NET ASSETS
    Net assets (equivalent to $9.99 per share based on
      10,500 shares of common stock outstanding)                 $      104,921
                                                                 ==============

COMPOSITION OF NET ASSETS
   Shares of common stock                                        $      105,000
   Net unrealized depreciation on investments                               (79)
                                                                 --------------

Net assets at September 30, 1997                                 $      104,921
                                                                 ==============

	The accompanying notes are an integral part of this statement.

                              WESTERN NEW YORK SERIES
                       (A SERIES WITHIN BULLFINCH FUND, INC.)
                             INVESTMENTS IN SECURITIES
                                 SEPTEMBER 30, 1997


                                            Principal   Historical
U.S. Government Obligations - 100%          Amount         Cost        Value

  U.S. Treasury Bill                       $  100,000   $  98,879    $  98,800

	The accompanying notes are an integral part of this schedule.


                              WESTERN NEW YORK SERIES
                       (A SERIES WITHIN BULLFINCH FUND, INC.)
                           NOTES TO FINANCIAL STATEMENT
                                SEPTEMBER 30, 1997


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940. On September 29, 1997, the Fund sold 10,500 shares of the Series to its initial investor for $105,000.

 (2)  Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on these exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      The Series expects to incur approximately $3,000 in organization costs. These costs are being amortized over a 60-month period beginning with the commencement of Series operations.

	The Series' initial shareholder has agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by the holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement prov-ides that Carosa, Stanton & DePaolo, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor will receive monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets on each Series and 1% on that portion of the daily average net assets on each Series in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

                        FORM N-1A
                PART C - OTHER INFORMATION


          Contents                                          Page #

Item 24.  Financial Statements & Exhibits                        1

Item 25.  Persons Controlled by or Under Common Control          1

Item 26.  Number of Holders of Securities                        1

Item 27.  Indemnification                                        1

Item 28.  Business and Other Connections of Investment Adviser   1

Item 29.  Principal Underwriters                                 1

Item 30.  Location of Accounts & Records                         1

Item 31.  Management Services                                    2

Item 32.  Undertakings                                           2

          Signatures                                             3

          Exhibits                                               4

Item 24. a. Financial Statements - All other financial statements are presented in Part B.  These include:

            UNRESTRICTED SERIES
              Statement of Assets and Liabilities         March 31, 1997
              Schedule of Investments in Securities       March 31, 1997
              Notes to Financial Statement                March 31, 1997

            WESTERN NEW YORK SERIES
              Statement of Assets and Liabilities         September 30, 1997
              Schedule of Investments in Securities       September 30, 1997
              Notes to Financial Statement                September 30, 1997





         b. Exhibits

            (3.i)    Articles of Incorporation
            (3.ii)   By-Laws
            (10.1)   Investment Management Agreement
            (10.2)   Custodian Agreement
            (10.3)   Reimbursement Agreements with Officers and/or Directors
            (99.1)   Opinion of Counsel Concerning Fund Securities
            (99.2)   Auditor's Consent

            All exhibits believed to be applicable to the Fund have been included.

Item 25.  Persons Controlled by or Under Common Control - not applicable

Item 26. Number of Holders of Securities - There are fifteen (15) shareholders of the BULLFINCH FUND, Inc. as of filing.

Item 27. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being regist-ered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be gov-erned by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser - the activity of Carosa, Stanton & DePaolo Asset Management, LLC at the present time is performance under the terms of the Investment Management Agreement currently effective between Carosa, Stanton & DePaolo
          Asset Management, LLC and the BULLFINCH FUND, Inc. Mr. Christopher Carosa, Mr. Gordon R. Stanton and Mr. Anthony R. DePaolo are the sole members of the Investment Adviser. Mr. Carosa is also Executive Director of CTO Research Associate, a research and consulting firm, and within the past two years has been employed as a Managing Direct-or by Manning & Napier Advisors, Inc. and as Executive Vice President and Senior Trust Officer of its affiliate, Exeter Trust Company. Mr. Stanton, within the past two years, has been President of Laser Reflections, Inc., a producer of laser light shows. Mr. DePaolo is also President of Ardman Regional Ltd., a research and consulting firm, and within the past two years has been employed as the General Manager of Howe & Rusling.

Item 29.  Principal Underwriters - the Fund acts as its own underwriter.

Item 30. Location of Accounts & Records - all Fund records, including all accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act and the Rules promulgated thereunder, are held in corporate headquarters - 2 Lantern Lane, Honeoye Falls, New York 14472. All assets and securities of the Series are in account at Charles Schwab & Co. Inc, The Schwab Building, 101 Montgomery Building, San Francisco, CA 94104.

Item 31.  Management Services - Not applicable

Item 32. Undertakings - The Series undertakes to file a post-effective amendment using financial statements which need not be certified within four to six months after the effective date of the Series' 1933 Act Registration Statement.

     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the BULLFINCH FUND, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Mendon and State of New York, on the 7th day of November 1997.


                                                  BULLFINCH FUND, INC.


                                                  Christopher Carosa,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.



Christopher Carosa         President, Treasurer and Director         11-7-97


Gordon R. Stanton          Vice President and Director               11-7-97


William E. J. Martin       Director                                  11-7-97


Thomas Midney              Director                                  11-7-97


Michael J. Morris          Director                                  11-7-97


Betsy K. Carosa            Secretary                                 11-7-97